Statement of cash flows - Summary of cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash and due from banks at amortized cost	₩ 34,650,390	₩ 30,070,043	₩ 28,471,127
Due from financial institutions with a maturity over three months from date of acquisition	(1,322,274)	(1,956,179)	(1,490,600)
Restricted due from banks	(2,911,232)	(3,699,918)	(2,877,084)
Total Cash Due from financial institutions and bank	(4,233,506)	(5,656,097)	(4,367,684)
Total	₩ 30,416,884	24,413,946	24,585,673	₩ 26,859,400
Amount under IFRS 4 [member]
Statement [Line Items]
Total		₩ 24,001,425	₩ 24,103,443